Inventory, net	6 Months Ended
Jun. 30, 2024
Inventory [Line Items]
Inventories	Inventories
Inventory amounted to $37.8 million and $57.5 million, respectively, for the years ended December 31, 2023 and 2022 and consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$30,357	$40,271
Work in process	3,033	4,618
Finished goods	4,453	12,651
Total inventories	$37,843	$57,540
Inventories as of December 31, 2023 and 2022 were comprised of raw materials, work in process related to the production of vehicles for sale and finished goods inventory including vehicles in transit to fulfill customer orders, new vehicles, new vehicles awaiting final pre-delivery quality review inspection, and Energy Services products available for sale.
Inventories are stated at the lower of cost or net realizable value. Cost is computed using average cost. Inventory write-downs are based on reviews for excess and obsolescence determined primarily by current and future demand forecasts. During the years ended December 31, 2023 and 2022, the Company recorded inventory recoveries of $1.9 million and write-downs of $5.7 million, respectively, to reflect inventories at their net realizable values and provide an allowance for any excess or obsolete inventories.
Inventories
Inventory amounted to $41.4 million and $37.8 million, respectively, as of June 30, 2024 and December 31, 2023 and consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Raw materials	$33,019	$30,357
Work in process	5,828	3,033
Finished goods	2,509	4,453
Total inventories	$41,356	$37,843
Inventories as of June 30, 2024 and December 31, 2023 were comprised of raw materials, work in process related to the production of vehicles for sale and finished goods inventory including vehicles in transit to fulfill customer orders, new vehicles, new vehicles awaiting final pre-delivery quality review inspection, and Xos Energy Solutions™ products available for sale.

ElectraMeccanica Vehicles Corp
Inventory [Line Items]
Inventories	Inventory, net
The Company’s inventory consisted of the following:

	December 31, 2023	December 31, 2022
Parts and batteries	$1,527,670	$1,242,055
Vehicles	2,637,750	18,022,771
Inventory provision	(1,795,420)	(15,031,771)
	$2,370,000	$4,233,055
For the years ended December 31, 2023 and 2022, $1,795,420 and $15,031,771, respectively, was recognized as inventory write-downs of parts and vehicles, and are reflected in cost of revenue. In estimating the net realizable value of the vehicle inventory at December 31, 2023 and 2022, the Company has concluded that it is able to recover the inventory value through crushing vehicles to recover tariffs already paid. The vehicle inventory’s net realizable value recognized at December 31, 2023 and 2022 represents the estimated amount that can be recovered from claiming the previously paid tariffs.